Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000088645 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088645 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088645 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088645 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088645 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088645 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088645 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088645 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088645 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088645 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088645 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000088645 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088645 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000088645 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000088645 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088645 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000088645 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088645 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088645 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088645 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088645 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002904 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002904 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002904 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002904 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002904 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002904 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002904 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002904 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002904 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002904 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002904 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002904 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002904 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000002904 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002904 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002904 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002904 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002904 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002904 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002904 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002904 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000034316 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034316 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034316 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034316 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034316 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034316 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034316 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034316 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034316 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034316 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034316 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000034316 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034316 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000034316 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000034316 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034316 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034316 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000034316 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034316 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000034316 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034316 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000002902 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002902 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002902 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002902 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002902 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002902 | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002902 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002902 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002902 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002902 | Sphere Entertainment Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002902 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000002902 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002902 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000002902 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002902 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002902 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002902 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002902 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002902 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002902 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002902 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.80%